Description of Business, Basis of Presentation, and Summary of Significant Accounting Policies (Details) (USD $)	1 Months Ended		12 Months Ended
	Dec. 17, 2010	Sep. 28, 2010	Dec. 31, 2010	Dec. 31, 2008	Oct. 28, 2010	Dec. 31, 2009
Description of Business Basis of Presentation and Summary of Significant Accounting Policies Additional (Textuals) [Abstract]
Percentage of interest acquired in restructuring			0.245
Description of Business Basis of Presentation and Summary of Significant Accounting Policies (Textuals) [Abstract]
Percent of the interests in WPZ including the interests of the general partner			75.00%			24.00%
Percent of Northwest Pipeline owned by WPZ following merger with WMZ			35.00%
Percentage Of Ownership Interests Of Parent In Master Limited Partnership After Completion Of Strategic Restructuring			84.00%
Voting interest in unconsolidated companies, maximum			50.00%
Voting interest in unconsolidated companies, minimum			20.00%
LIFO Inventory			$ 9,000,000			$ 7,000,000
Impairment of goodwill			1,000,000,000
Minimum period of construction for capatalization of interest			Three months
Minimum total project cost for capitalization of interest			1,000,000
Number of Common Units Received Upon Restructuring from Limited Partnership in WPZ			203,000,000
Business Acquisition Common Units Issued at the Effective Time of Merger Between WMZ and WPZ			13,580,485
Exchange Ratio of WPZ units for each WMZ shares, Business Acquisition			0.7584
Proceeds from sale of limited partner units of consolidated partnerships	369,000,000	380,000,000	806,000,000	362,000,000
Proceed from offering additional common units to the underwriters					57,000,000
Increase in capital in excess of par lead to corresponding decrease in non controlling interest as result of equity transactions			$ 77,000,000
Transcontinental Gas Pipe Line Company, LLC [Member]
Description of Business Basis of Presentation and Summary of Significant Accounting Policies Additional (Textuals) [Abstract]
Percentage of interest acquired in restructuring			1
Northwest Pipeline GP [Member]
Description of Business Basis of Presentation and Summary of Significant Accounting Policies Additional (Textuals) [Abstract]
Percentage of interest acquired in restructuring			0.65
Gulfstream Natural Gas System LLC [Member]
Description of Business Basis of Presentation and Summary of Significant Accounting Policies Additional (Textuals) [Abstract]
Percent interest in Gulfstream			25.50%